Statements of Operations and Retained Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues
Charter Revenue	$ 0	$ 0	$ 2,588
Total operating revenues	0	0	2,588
Gain on sale of asset	0	0	60
Operating expenses
Administrative expenses	(25)	(158)	(108)
Depreciation	0	0	(87)
Total operating expenses	(25)	(158)	(195)
Net operating (loss) income	(25)	(158)	2,453
Other income (expenses)
Interest income	1	3	6
Interest expense	0	0	(261)
Other financial items	0	0	(3,011)
Amortization of deferred charges	0	0	(19)
Total other expenses	1	3	(3,285)
Net loss	(24)	(155)	(832)
Retained earnings at the start of the year	839	7,694	8,526
Dividends	0	(6,700)	0
Retained earnings at the end of the year	$ 815	$ 839	$ 7,694